Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014 segment		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013
Segment Reporting [Abstract]
Number of operating segments	1
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	100.00%		100.00%		100.00%		100.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 346.3		$ 261.5		$ 621.6		$ 515.8
Fixed assets - drilling units	4,452.2				4,452.2				3,448.3
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	56.5		57.8		110.8		105.9
Fixed assets - drilling units	531.6				531.6				543.5
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	22.7		21.1		45.1		42.2
Fixed assets - drilling units	184.1				184.1				182.6
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37.5		49.0		57.1		99.3
Fixed assets - drilling units	539.4				539.4				543.5
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	144.0		82.6		238.2		174.8
Fixed assets - drilling units	2,312.1				2,312.1				1,274.8
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25.1		0		52.7		0
Fixed assets - drilling units	266.5				266.5				271.8
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	60.5		50.6		115.7		88.4
Fixed assets - drilling units	618.5				618.5				632.1
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0		$ 0.4		$ 2.0		$ 5.2
ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	27.70%	[1]	17.00%	[1]	22.80%	[1]	18.20%	[1]
Total
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	0.00%		22.40%		3.70%		21.10%
Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	14.00%		8.20%		15.60%		8.40%
BP
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	41.30%		32.80%		39.10%		34.80%
Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	17.00%		19.60%		18.80%		17.50%

[1]	During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.